Stockholders' Equity (Deficit) (Narrative) (Details)		1 Months Ended								9 Months Ended		12 Months Ended
	Dec. 06, 2012 $ / shares shares	Sep. 30, 2015 $ / shares shares	Jun. 30, 2015 $ / shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares	Oct. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Jun. 23, 2015 shares	Nov. 30, 2013 shares	Dec. 31, 2011 shares
Capital units, authorized		230,000,000				250,000,000				230,000,000		250,000,000
Capital stock par value | $ / shares		$ 0.001				$ 0.001				$ 0.001		$ 0.001
Common stock, shares authorized		200,000,000				220,000,000		100,000,000		200,000,000		220,000,000	100,000,000		400,000,000	96,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001				$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized		25,000,000				25,000,000				25,000,000		25,000,000
Preferred stock, par or stated value per share | $ / shares		$ 0.001				$ 0.001				$ 0.001		$ 0.001
Excess stock, shares authorized		5,000,000				5,000,000				5,000,000		5,000,000
Excess stock par or stated value per share | $ / shares										$ 0.001		$ 0.001
Common stock, shares issued		57,493,902				46,736,392		71,313,043		57,493,902		46,736,392	71,313,043
Common stock, shares outstanding		57,493,902				46,736,392		71,313,043		57,493,902		46,736,392	71,313,043
Cumulative redeemable preferred stock, shares issued		3,500,000								3,500,000
Cumulative redeemable preferred stock, shares outstanding		3,500,000								3,500,000
Excess stock, shares issued		0								0
Excess stock, shares outstanding		0								0
Stockholder's equity, reverse stock split										February 2015, the Company's board of directors approved a 1-for-4 reverse stock split
Dividends declared date		2015-09	2015-06		2015-03					2015-09
Dividends payable, amount per share | $ / shares		$ 0.22	$ 0.22		$ 0.20					$ 0.22
Dividends payable, date to be paid		Oct. 15, 2015	Jul. 15, 2015		Apr. 15, 2015
Dividends payable, date of record		Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015
Stock issued during period, shares, new issues				9,775,000		59,800,000	46,000,000		11,535,200
Shares issued, price per share | $ / shares									$ 4.11
Proceeds of sale of common stock | $				$ 259,325		$ 336,073,000	$ 218,224,000			$ 289,910,000	$ 232,263,000	$ 627,183,000	$ 45,532,000	$ 2,555,000
Proceeds from issuance of private placement | $									$ 45,520,000
Post Reclassification [Member]
Common stock, shares authorized																100,000,000
Common Class B-1 Non-voting [Member]
Common stock, shares outstanding								0					0
Coversion ratio of equity component into common stock	1.00
Conversion of stock, shares issued								2,000,000
Common Class B-2 Non-voting [Member]
Common stock, shares outstanding								0					0
Coversion ratio of equity component into common stock	1.00
Conversion of stock, shares issued								2,000,000
Underwriters [Member]
Stock issued during period, shares, new issues				1,275,000		7,800,000	6,000,000
Shares issued, price per share | $ / shares				$ 27.75		$ 5.90	$ 4.98					$ 5.90
Common Stock [Member]
Common stock, shares outstanding		57,493,902				46,736,392		71,313,043		57,493,902		46,736,392	71,313,043	56,731,002			51,086,266
Stock issued during period, shares, new issues										10,544,034		114,155,408	11,535,200	3,000,000
Bank of America Portfolio [Member] | Corporate Joint Venture [Member]
Share price | $ / shares	$ 2.75
Bank of America Portfolio [Member] | Corporate Joint Venture [Member] | Common Class B-1 Non-voting [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Business acquisition, equity interest issued or issuable, number of shares	2,000,000
Bank of America Portfolio [Member] | Corporate Joint Venture [Member] | Common Class B-2 Non-voting [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Business acquisition, equity interest issued or issuable, number of shares	2,000,000
Bank of America Portfolio [Member] | Corporate Joint Venture [Member] | Common Stock [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Business acquisition, equity interest issued or issuable, number of shares	2,000,000